Cash and cash equivalents and short-term deposit (Details) - Schedule of cash and cash equivalents and short-term deposit - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
US$ equivalent [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 15,118	$ 8,064
US$ [Member] | Original currency [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	6,276	3,195
US$ [Member] | US$ equivalent [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	6,276	3,195
RMB [Member] | Original currency [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	27,129	13,433
RMB [Member] | US$ equivalent [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	3,895	2,107
JPY [Member] | Original currency [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	448,139	158,479
JPY [Member] | US$ equivalent [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	3,370	1,192
HKD [Member] | Original currency [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	5,411	5,791
HKD [Member] | US$ equivalent [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	695	743
Others [Member] | US$ equivalent [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 882	$ 827